Inventories (Detail) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Inventory Disclosure [Abstract]
Raw materials	$ 62,110	385,368	276,542
Work-in-progress	11,700	72,595	68,851
Finished goods	63,094	391,472	406,898
Inventories - net	$ 136,904	849,435	752,291